Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Geographic Area (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 68,414,343	S/ 60,890,806
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	69,309,979	61,759,907
Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,772,313	1,756,844
Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	14,010,029	13,143,526
Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,125,722	845,317
Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	52,401,915	46,014,220
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(1,394,779)	(1,364,804)
Accrued interest [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	499,143	495,703
Peru | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	61,030,859	54,408,958
Peru | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	132,328	175,400
Peru | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,851,926	10,308,648
Peru | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	628,016	410,282
Peru | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	49,418,589	43,514,628
United States of America | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,199,218	2,483,496
United States of America | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	682,443	647,378
United States of America | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	353,120	543,091
United States of America | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	159,579	171,759
United States of America | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,004,076	1,121,268
United Mexican States | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	918,112	921,152
United Mexican States | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,330	10,341
United Mexican States | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	916,597	909,462
United Mexican States | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	185	1,349
Cayman Islands | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	287,990	346,052
Cayman Islands | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	156,082	258,394
Cayman Islands | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	26,589	3,333
Cayman Islands | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	105,319	84,325
Canada | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	424,504	193,706
Canada | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,871	9,994
Canada | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	415,633	183,712
Luxembourg | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	371,931	315,613
Luxembourg | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	319,938	282,816
Luxembourg | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,647	3,110
Luxembourg | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	34,346	29,687
Colombia | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	534,617	525,635
Colombia | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	730	932
Colombia | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	497,396	500,018
Colombia | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	36,491	24,685
Chile | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	338,893	647,680
Chile | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1	69,336
Chile | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	283,784	528,708
Chile | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	55,108	49,636
Panama | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	725,660	311,814
Panama | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	237,858	1,421
Panama | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	147
Panama | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	487,655	310,393
Brazil | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	840,634	148,679
Brazil | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	106	103
Brazil | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	653,409	107,940
Brazil | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	187,119	40,636
United Kingdom | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	579,390	505,384
United Kingdom | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	198,423	184,937
United Kingdom | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	37,007	37,008
United Kingdom | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	336,338	261,484
United Kingdom | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,622	21,955
Germany | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	102,810	95,523
Germany | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,002	382
Germany | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	99,808	95,141
Ireland | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	118,560	79,636
Ireland | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	117,682	79,636
Ireland | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	878
Ecuador | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	92,055	97,028
Ecuador | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	606	2,028
Ecuador | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	91,449	95,000
Belgium | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	120,248	67,481
Belgium | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	136	138
Belgium | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	120,112	67,343
Others | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	624,498	612,070
Others | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	150,771	35,167
Others | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	134,696	200,787
Others | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,506	1,654
Others | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 337,525	S/ 374,462